Equity - Reserves - Schedule of Equity Reserves (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Equity Reserves [Abstract]
Foreign currency reserve	$ 36,411	$ (1,282,121)
Re-measurements reserve	(80,261)	(75,084)
Total	$ (43,850)	$ (1,357,205)